Segment Information (Tables)	12 Months Ended
Dec. 31, 2021
Segment Information
Schedule of information by segment and a reconciliation to consolidated total

			Intersegment		Consolidated		Segment
	Total Revenues		Revenues		Revenues		Income
2021:
Cable	Ps.	48,020,929	Ps.	737,536	Ps.	47,283,393	Ps.	20,285,023
Sky		22,026,616		594,773		21,431,843		8,504,169
Content		35,941,918		5,137,690		30,804,228		13,778,960
Other Businesses		5,029,067		1,026,708		4,002,359		907,382
Segment totals		111,018,530		7,496,707		103,521,823		43,475,534
Reconciliation to consolidated amounts:
Corporate expenses		—		—		—		(2,203,548)
Intersegment operations		(7,496,707)		(7,496,707)		—		(64,354)
Depreciation and amortization expense		—		—		—		(21,418,369)
Consolidated net sales and operating income before other income		103,521,823		—		103,521,823		19,789,263	(1)
Other income, net		—		—		—		2,388,008
Consolidated net sales and operating income	Ps.	103,521,823	Ps.	—	Ps.	103,521,823	Ps.	22,177,271	(2)

			Intersegment		Consolidated		Segment
	Total Revenues		Revenues		Revenues		Income
2020:
Cable	Ps.	45,367,108	Ps.	710,357	Ps.	44,656,751	Ps.	18,898,301
Sky		22,134,701		581,270		21,553,431		9,135,346
Content		32,613,007		4,679,805		27,933,202		12,360,797
Other Businesses		4,276,074		1,281,096		2,994,978		116,480
Segment totals		104,390,890		7,252,528		97,138,362		40,510,924
Reconciliation to consolidated amounts:
Disposed operations (3)		223,272		—		223,272		(3,991)
Corporate expenses		—		—		—		(1,882,923)
Intersegment expenses		(7,252,528)		(7,252,528)		—		(71,483)
Depreciation and amortization expense		—		—		—		(21,260,787)
Consolidated net sales and operating income before other income		97,361,634		—		97,361,634		17,291,740	(1)
Other income, net		—		—		—		233,628
Consolidated net sales and operating income	Ps.	97,361,634	Ps.	—	Ps.	97,361,634	Ps.	17,525,368	(2)

			Intersegment		Consolidated		Segment
	Total Revenues		Revenues		Revenues		Income
2019:
Cable	Ps.	41,701,982	Ps.	591,618	Ps.	41,110,364	Ps.	17,797,571
Sky		21,347,078		437,275		20,909,803		9,121,221
Content		35,060,534		3,589,407		31,471,127		12,649,135
Other Businesses (3)		8,200,212		772,793		7,427,419		1,464,249
Segment totals		106,309,806		5,391,093		100,918,713		41,032,176
Reconciliation to consolidated amounts:
Disposed operations (3)		841,437		2,969		838,468		258,885
Corporate expenses		—		—		—		(1,888,398)
Intersegment expenses		(5,394,062)		(5,394,062)		—		(72,250)
Depreciation and amortization expense		—		—		—		(21,008,796)
Consolidated net sales and operating income before other expense		101,757,181		—		101,757,181		18,321,617	(1)
Other expense, net		—		—		—		(1,316,587)
Consolidated net sales and operating income	Ps.	101,757,181	Ps.	—	Ps.	101,757,181	Ps.	17,005,030	(2)

(1)	This amount represents income before other income or expense, net.
(2)	This amount represents consolidated operating income.
(3)	In 2018, the Radio operations were previously reported as part of the Other Businesses segment. In 2019 and 2020, the Radio operations were classified as disposed operations for comparison purposes.

Schedule of segment information about assets, liabilities, and additions to property, plant and equipment

			Segment		Additions to
	Segment Assets		Liabilities		Property, Plant
	at Year-End		at Year-End		and Equipment
2021:
Continuing operations:
Cable	Ps.	119,102,077	Ps.	24,449,798	Ps.	17,339,270
Sky		25,615,006		10,745,984		4,949,039
Content		93,463,141		37,286,277		909,164
Other Businesses		8,744,886		3,203,932		70,374
Total	Ps.	246,925,110	Ps.	75,685,991	Ps.	23,267,847

2020:
Continuing operations:
Cable	Ps.	112,478,015	Ps.	22,295,808	Ps.	14,182,848
Sky		26,423,707		10,696,397		5,361,494
Content		80,237,558		27,427,941		479,731
Other Businesses		8,177,183		3,936,289		107,665
Total	Ps.	227,316,463	Ps.	64,356,435	Ps.	20,131,738

2019:
Continuing operations:
Cable	Ps.	105,841,104	Ps.	21,637,395	Ps.	12,995,448
Sky		27,755,967		12,902,845		4,039,020
Content		78,336,679		31,555,070		1,690,805
Other Businesses		10,268,185		4,530,712		383,011
Total	Ps.	222,201,935	Ps.	70,626,022	Ps.	19,108,284

Schedule of segment assets reconciliation to total assets

	2021		2020
Segment assets	Ps.	246,925,110	Ps.	227,316,463
Investments attributable to:
Cable		614,146		515,002
Content (1)		31,920,796		29,096,777
Other Businesses		245,372		204,464
Goodwill attributable to:
Cable		13,794,684		13,794,684
Content		241,973		241,973
Other Businesses		—		76,969
Total assets	Ps.	293,742,081	Ps.	271,246,332

(1)	Includes goodwill attributable to equity investments of Ps.359,613 in 2020 (see Notes 3 and 10).

Schedule of segment liabilities reconciliation to total liabilities

	2021		2020
Segment liabilities	Ps.	75,685,991	Ps.	64,356,435
Debt not allocated to segments		121,532,026		118,950,864
Total liabilities	Ps.	197,218,017	Ps.	183,307,299

Schedule of geographical segment information

Geographical segment information:

					Additions to
			Segment Assets at		Property, Plant and
	Total Net Sales		Year-End		Equipment
2021:
Mexico	Ps.	90,815,023	Ps.	230,559,883	Ps.	22,859,403
Other countries (1)		12,706,800		16,365,227		408,444
	Ps.	103,521,823	Ps.	246,925,110	Ps.	23,267,847
2020:
Mexico	Ps.	84,664,293	Ps.	215,395,954	Ps.	19,707,436
Other countries (1)		12,697,341		11,920,509		424,302
	Ps.	97,361,634	Ps.	227,316,463	Ps.	20,131,738
2019:
Mexico	Ps.	88,388,569	Ps.	211,592,987	Ps.	18,804,629
Other countries (1)		13,368,612		10,608,948		303,655
	Ps.	101,757,181	Ps.	222,201,935	Ps.	19,108,284

(1)	The United States is the largest country from which revenue is derived.

Net sales are attributed to geographical segment based on the location of customers.

Disaggregation of Total Revenues

The table below present total revenues for each reportable segment disaggregated by major service/product lines and primary geographical market for the years ended December 31, 2021, 2020 and 2019:

	Domestic		Export		Abroad		Total
2021:
Cable:
Digital TV Service (a)	Ps.	15,883,520	Ps.	—	Ps.	—	Ps.	15,883,520
Advertising		1,971,853		—		—		1,971,853
Broadband Services (a)		18,648,098		—		—		18,648,098
Telephony (a)		4,977,671		—		—		4,977,671
Other Services		598,890		—		—		598,890
Enterprise Operations		5,699,425		—		241,472		5,940,897

Sky:
DTH Broadcast Satellite TV (a)		19,210,652		—		1,514,377		20,725,029
Advertising		1,233,537		—		—		1,233,537
Pay-Per-View		56,883		—		11,167		68,050

Content:
Advertising		18,925,794		236,248		—		19,162,042
Network Subscription Revenue		4,525,815		864,952		—		5,390,767
Licensing and Syndication		1,781,380		9,607,729		—		11,389,109

Other Businesses:
Gaming		1,673,911		—		—		1,673,911
Soccer, Sports and Show Business Promotion		1,658,928		71,661		—		1,730,589
Publishing - Magazines		341,159		—		—		341,159
Publishing - Advertising		143,622		—		—		143,622
Publishing Distribution		286,454		—		—		286,454
Feature Film Production and Distribution		694,138		—		159,194		853,332
Segment total		98,311,730		10,780,590		1,926,210		111,018,530
Intersegment eliminations		(7,496,707)		—		—		(7,496,707)
Consolidated total revenues	Ps.	90,815,023	Ps.	10,780,590	Ps.	1,926,210	Ps.	103,521,823

	Domestic		Export		Abroad		Total
2020:
Cable:
Digital TV Service (a)	Ps.	16,549,458	Ps.	—	Ps.	—	Ps.	16,549,458
Advertising		1,633,201		—		—		1,633,201
Broadband Services (a)		16,540,687		—		—		16,540,687
Telephony (a)		4,382,964		—		—		4,382,964
Other Services		702,023		—		—		702,023
Enterprise Operations		5,245,443		—		313,332		5,558,775

Sky:
DTH Broadcast Satellite TV (a)		19,398,285		—		1,569,999		20,968,284
Advertising		1,112,662		—		—		1,112,662
Pay-Per-View		42,291		—		11,464		53,755

Content:
Advertising		16,180,397		169,362		—		16,349,759
Network Subscription Revenue		4,322,535		1,143,657		—		5,466,192
Licensing and Syndication		1,572,659		9,224,397		—		10,797,056

Other Businesses:
Gaming		959,985		—		—		959,985
Soccer, Sports and Show Business Promotion		1,382,708		146,324		—		1,529,032
Publishing - Magazines		269,768		—		942		270,710
Publishing - Advertising		173,645		—		—		173,645
Publishing Distribution		309,673		—		—		309,673
Feature Film Production and Distribution		915,165		—		117,864		1,033,029
Segment total		91,693,549		10,683,740		2,013,601		104,390,890
Disposed operations: Radio - Advertising (see Note 3)		223,272		—		—		223,272
Intersegment eliminations		(7,252,528)		—		—		(7,252,528)
Consolidated total revenues	Ps.	84,664,293	Ps.	10,683,740	Ps.	2,013,601	Ps.	97,361,634

	Domestic		Export		Abroad		Total
2019:
Cable:
Digital TV Service (a)	Ps.	16,298,079	Ps.	—	Ps.	—	Ps.	16,298,079
Advertising		1,507,831		—		—		1,507,831
Broadband Services (a)		14,544,473		—		—		14,544,473
Telephony (a)		3,658,121		—		—		3,658,121
Other Services		801,937		—		—		801,937
Enterprise Operations		4,626,396		—		265,145		4,891,541

Sky:
DTH Broadcast Satellite TV (a)		18,918,077		—		1,359,079		20,277,156
Advertising		953,634		—		—		953,634
Pay-Per-View		98,539		—		17,749		116,288

Content:
Advertising		19,236,014		223,434		—		19,459,448
Network Subscription Revenue		3,832,716		1,160,459		—		4,993,175
Licensing and Syndication		1,794,636		8,813,275		—		10,607,911

Other Businesses:
Gaming		2,974,284		—		—		2,974,284
Soccer, Sports and Show Business Promotion		1,821,605		1,182,972		—		3,004,577
Publishing - Magazines		393,763		—		18,076		411,839
Publishing - Advertising		246,309		—		23,461		269,770
Publishing Distribution		337,685		—		—		337,685
Feature Film Production and Distribution		890,927		787		310,343		1,202,057
Segment total		92,935,026		11,380,927		1,993,853		106,309,806
Disposed operations: Radio - Advertising (see Note 3)		841,437		—		—		841,437
Intersegment eliminations		(5,387,894)		—		(6,168)		(5,394,062)
Consolidated total revenues	Ps.	88,388,569	Ps.	11,380,927	Ps.	1,987,685	Ps.	101,757,181

(a)Digital TV Service revenues include revenue from leasing set-top equipment to subscribers in the Cable segment in the amount of Ps.5,678,042, Ps.5,514,984 and Ps.5,289,996, for the years ended December 31, 2021, 2020 and 2019, respectively. DTH Broadcast Satellite TV revenues include revenue from leasing set-top equipment to subscribers in the Sky segment in the amount of Ps.9,338,664, Ps.9,212,317 and Ps.9,232,152, for the years ended December 31, 2021, 2020 and 2019, respectively. Revenue from leasing set-top equipment to subscribers is recognized when services are rendered to such subscribers. Set-top equipment is part of the Group’s property, plant and equipment and is leased to subscribers through operating lease contracts.

Schedule of net sales from external customers

	2021		2020		2019
Services	Ps.	77,050,269	Ps.	71,745,105	Ps.	75,988,820
Royalties		10,439,063		9,907,313		10,005,977
Goods		806,907		805,690		932,198
Leases (1)		15,225,584		14,903,526		14,830,186
Total	Ps.	103,521,823	Ps.	97,361,634	Ps.	101,757,181

(1)

This line includes primarily revenue from leasing set-top equipment to subscribers in the Cable and Sky segments, which is recognized when services are rendered to such subscribers. Set-top equipment is part of the Group’s property and equipment and is leased to subscribers through operating lease contracts.